Business Description and Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
General business description
General business description
Thomson Reuters Corporation (the “Company” or “Thomson Reuters”) is an Ontario, Canada corporation with common shares listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) and Series II preference shares listed on the TSX. The Company is a leading provider of business information services. The Company’s products include highly specialized information-enabled software and tools for legal, tax, accounting and compliance professionals combined with the world’s most global news service - Reuters.
These unaudited interim consolidated financial statements (“interim financial statements”) were approved by the Audit Committee of the Board of Directors of the Company on August 3, 2022.

Basis of preparation
Change Program
In February 2021, the Company announced a
two-year
Change Program to transition from a holding company to an operating company, and from a content provider into a content-driven technology company (see note 5).
Basis of preparation
The interim financial statements were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2021. The interim financial statements comply with International Accounting Standard 34,
Interim Financial Reporting
(“IAS 34”). Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), have been omitted or condensed.
The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving more judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements have been disclosed in note 2 of the consolidated financial statements for the year ended December 31, 2021.
The Company continues to operate in an uncertain macroeconomic and geopolitical environment. Inflation has surged, labor markets remain tight, and the global economy is experiencing substantial disruption due to the Russian military invasion of Ukraine and the ongoing impacts from
COVID-19
and associated supply chain challenges. Central banks in Canada, the U.S., and many other markets have begun to raise interest rates to combat inflation, which is impacting economic activity in certain markets. The Company is closely monitoring the evolving macroeconomic and geopolitical conditions to assess potential impacts on its businesses. Due to the significant uncertainty created by these circumstances, some of management’s estimates and judgments may be more variable and may change materially in the future.
The accompanying interim financial statements include all adjustments, composed of normal recurring adjustments, considered necessary by management to fairly state the Company’s results of operations, financial position and cash flows. The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2021, which are included in the Company’s 2021 annual report.
References to “$” are to U.S. dollars and references to “C$” are to Canadian dollars.

Revision to Segment Results
Revision to Segment Results
In the first quarter of 2022, the Company made two changes to its segment reporting to reflect how it currently manages its businesses. The changes (i) reflect the transfer of certain revenues from its Corporates business to its Tax & Accounting Professionals business where they are better aligned; and (ii) record intercompany revenue in Reuters News for content-related services that it provides to Legal Professionals, Corporates and Tax & Accounting Professionals. Previously, these services had been reported as a transfer of expense from Reuters News to these businesses. These changes impact the financial results of the Company’s segments, but do not change the Company’s consolidated financial results. The table below summarizes the changes for the three and six months ended June 30, 2021.

	Three months ended June 30, 2021			Six months ended June 30, 2021

	As Reported	Adjustments	As Revised	As Reported	Adjustments	As Revised
Revenues
Legal Professionals	673	-	673	1,341	-	1,341
Corporates	348	(2)	346	732	(4)	728
Tax & Accounting Professionals	197	2	199	422	4	426
Reuters News	168	5	173	328	10	338
Global Print	147	-	147	290	-	290
Eliminations/Rounding	(1)	(5)	(6)	(1)	(10)	(11)
Revenues	1,532	-	1,532	3,112	-	3,112

Adjusted EBITDA
Legal Professionals	285	-	285	564	-	564
Corporates	130	(2)	128	276	(3)	273
Tax & Accounting Professionals	72	2	74	170	3	173
Reuters News	35	-	35	63	-	63
Global Print	56	-	56	113	-	113
Total reportable segments adjusted EBITDA	578	-	578	1,186	-	1,186